FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

       Registrant Name         Variable Account II - AIG Life Insurance Company

       File Number             811-4867

       Registrant CIK Number:  0000803466

Report as of the end of semiannual period:  /  /    (a)
                           or fiscal year: 12/31/00 (b)
           Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1. A)  Registrant Name:  Variable Account II - AIG Life Insurance Company
   B)  File Number:  811-4867
   C)  Telephone Number:  (302) 594-2987
2. A)  Street:  One Alico Plaza, 600 King Street
   B)  City:  Wilmington   C)  State:  DE  D)  Zip Code:  19801  Zip Ext.:
   E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) --N--
4. Is this the last filing on this form by the Registrant? (Y or N) ---N---
5. Is Registrant a small business investment company (SBIC) ? (Y or N) --N--
6. Is Registrant a unit investment trust (UIT) ? (Y or N) --------Y---------
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UNIT INVESTMENT TRUSTS
For period ending:  12/31/00
File Number:  811-4867

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely form the sale of units of all series of Registrant ($000's omitted)________ $ 1,196

UNIT INVESTMENT TRUSTS
For period ending:  12/31/00
File Number:  811-4867

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number of        Total Assets       Total Income
                                Series        ($000's omitted)    Distributions
                               Investing                        ($000's omitted)

A. U.S. Treasury
   direct issue
                               ----------        ----------        ----------

B. U.S. Government
   agency
                               ----------        ----------        ----------

C. State and municipal
   tax-free
                               ----------        ----------        ----------

D. Public utility debt
                               ----------        ----------        ----------

E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent
                               ----------        ----------        ----------

F. All other corporate
   intermed. & long-term
   debt
                               ----------        ----------        ----------

G. All other corporate
   short-term debt
                               ----------        ----------        ----------

H. Equity securities of
   brokers or dealers
   or parents of
   brokers or dealers
                               ----------        ----------        ----------

I. Investment company
   equity securities
                               ----------        ----------        ----------

J. All other equity
   securities                           8        $   52,389        $    3,771
                               ----------        ----------        ----------

K. Other securities
                               ----------        ----------        ----------

L. Total assets of all
   series of
   registrant                           8        $   52,389        $    3,771
                               ----------        ----------        ----------

UNIT INVESTMENT TRUSTS
For period ending:  12/31/00
File Number:  811-4867

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 396